CURRENT LIABILITIES - Disposal of a property (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current liabilities
Accrual associated with a property disposal	$ 1,944	$ 2,047
Property At120 Moon Acres Road [Member]
Current liabilities
Accrual associated with a property disposal	$ 1,900	$ 2,000